Form N-1A Cover	Jan. 27, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 27, 2025
Prospectus Date	Jan. 31, 2025